Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (2,539,653)	$ (2,038,611)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,196,756	3,959,194
Stock compensation	361,243	635,758
Bad debt expense	51,912	19,088
Gain on sale of real estate assets, net	(324,261)	(1,390,634)
Impairment of real estate assets	845,674
Accretion of original issue discount	675,603
Amortization of financing costs	733,024	400,131
Amortization of above-market leases	25,341	30,125
Amortization of below-market leases	(83,586)	(94,541)
Straight-line rent adjustment	(160,584)	(9,267)
Changes in operating assets and liabilities:
Other assets	997,694	947,911
Accounts payable and accrued liabilities	(1,860,992)	1,525,219
Accrued real estate taxes	(1,717,453)	(1,571,491)
Net cash provided by operating activities	200,718	2,412,882
Cash flows from investing activities:
Real estate acquisitions	(6,292,383)	(6,116,035)
Additions to buildings and tenant improvements	(2,382,436)	(4,660,917)
Additions to deferred leasing costs	(95,151)	(661,401)
Proceeds from sales of real estate, net	29,383,743	14,848,959
Net cash provided by investing activities	20,613,773	3,410,606
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	7,154,117	9,151,851
Repayment of mortgage notes payable	(24,171,066)	(10,939,681)
Repayment of note payable	(5,224,401)
Redemption of mandatorily redeemable preferred stock		(900,000)
Payment of deferred offering costs	(95,652)
Distributions to noncontrolling interests, net of contributions	(210,775)	(63,530)
Repurchase of common stock		(119,958)
Dividends paid to stockholders		(1,075,521)
Net cash used in financing activities	(22,547,777)	(3,946,839)
Net (decrease) increase in cash equivalents and restricted cash	(1,733,286)	1,876,649
Cash, cash equivalents and restricted cash - beginning of period	10,391,275	9,776,215
Cash, cash equivalents and restricted cash - end of period	8,657,989	11,652,864
Supplemental disclosure of cash flow information:
Interest paid-Series B preferred stock		1,146,872
Interest paid-mortgage notes payable	3,089,554	3,072,901
Interest paid-notes payable	425,267
Unpaid deferred offering costs	91,037
Non-cash financing activities:
Issuance of stock for limited partnership interests	$ 1,247,990